DECHERT LLP
1900 K STREET, N.W.
WASHINGTON, D.C. 20006
(202) 261-3300

September 27, 2016

VIA ELECTRONIC TRANSMISSION

Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Brown Advisory Funds (the “Trust”) File Nos. 333-181202 and 811-22708

Ladies and Gentlemen:

Please find attached for filing on behalf of the Trust, in electronic format, a copy of a Registration Statement on Form N-14.  This filing is being made in connection with a proposed reorganization transaction (the “Reorganization”) involving two separate investment series of the Trust, the Brown Advisory Flexible Equity Fund (the “Acquiring Fund”) and the Brown Advisory Value Equity Fund (the “Acquired Fund”).  The Acquiring Fund and the Acquired Fund are both advised by Brown Advisory LLC.

Please note that in accordance with Rule 17a-8(a)(3) under the Investment Company Act of 1940, as amended, the approval of the shareholders of the Acquired Fund is not required in connection with the Reorganization as the Trust and each of the Funds satisfy the provisions of Rule 17a-8(a)(3) and applicable Delaware law does not require a shareholder vote for these purposes, nor do the charter documents of the Trust.

Please note further that following a careful consideration of the relevant facts and circumstances relating to the Reorganization, the Board of Trustees of the Trust has determined that the Acquiring Fund should be designated as the accounting successor with respect to the Reorganization in accordance with the guidance provided by the staff of the Commission in North American Security Trust (pub. avail. August 5, 1994) and other similar Commission guidance relating to the selection of accounting successors in investment company merger transactions.

Pursuant to Rule 488 under the Securities Act of 1933, the Trust proposes that the Registration Statement shall become effective on October 27, 2016.

Thank you for your attention to this filing.  Please do not hesitate to contact the undersigned at (202) 261-3364 or Gary E. Brooks at (202) 261-3393 if you have any questions or comments regarding this filing.

Very truly yours, /s/ Patrick W.D. Turley